REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable
preferred shares
Balance at January 1, 2019	—
Issuance of redeemable preferred shares	989,349
Change in redemption value of redeemable preferred shares	17,760
Accrual of redeemable preferred shares dividends	40,344
Settlement of redeemable preferred shares dividends	(25,014)
Foreign exchange impact	39,542

Balance at December 31, 2019	1,061,981
Accrual of redeemable preferred shares dividends	52,709
Settlement of redeemable preferred shares dividends	(65,489)
Foreign exchange impact	(68,291)

Balance at December 31, 2020	980,910
Accrual of redeemable preferred shares dividends	49,073
Settlement of redeemable preferred shares dividends	(49,221)
Foreign exchange impact	(22,282)
Balance at December 31, 2021	958,480